SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Electric Utilities -- 3.5%
-----------------------------------------------------------------------
    $  500        Berkeley County, (South Carolina          $   517,070
                  Electric and Gas), 6.50%, 10/1/14
     1,150        Darlington County, (Carolina Power and      1,188,881
                  Light), 6.60%, 11/1/10
-----------------------------------------------------------------------
                                                            $ 1,705,951
-----------------------------------------------------------------------
General Obligations -- 8.4%
-----------------------------------------------------------------------
    $  350        Beaufort County, School District,         $   367,780
                  5.00%, 3/1/20
     1,500        Charleston County, School District,         1,538,490
                  5.00%, 2/1/25
       695        Kershaw County, School District,              733,857
                  5.00%, 2/1/18
       600        Orangeburg County, Consolidated School        663,552
                  District No. 5, 5.625%, 3/1/19
       270        Puerto Rico, 4.50%, 7/1/23                    258,692
       500        South Carolina, 4.75%, 4/1/20                 517,720
-----------------------------------------------------------------------
                                                            $ 4,080,091
-----------------------------------------------------------------------
Hospital -- 11.6%
-----------------------------------------------------------------------
    $  215        Horry County, (Conway Hospital),          $   220,388
                  6.75%, 7/1/12
     1,000        Lexington County, (Health Services          1,015,660
                  District, Inc.), 5.50%, 11/1/32
       750        Loris, Community Hospital District,           728,077
                  5.625%, 1/1/29
     1,000        Medical University Hospital Authority,      1,046,330
                  6.50%, 8/15/32
     1,500        South Carolina Jobs Economic Development    1,521,150
                  Authority, (Bon Secours Health System,
                  Inc.), 5.625%, 11/15/30
     1,000        South Carolina Jobs Economic Development    1,093,620
                  Authority, (Oconee Memorial Hospital),
                  6.15%, 3/1/25
-----------------------------------------------------------------------
                                                            $ 5,625,225
-----------------------------------------------------------------------
Housing -- 4.9%
-----------------------------------------------------------------------
    $1,280        South Carolina Housing Finance            $ 1,347,213
                  Authority, MFMR, (Runaway Bay
                  Apartments), 6.20%, 12/1/20
       985        South Carolina Housing Finance              1,021,731
                  Authority, SFMR, 6.45%, 7/1/17
-----------------------------------------------------------------------
                                                            $ 2,368,944
-----------------------------------------------------------------------
Industrial Development Revenue -- 14.9%
-----------------------------------------------------------------------
    $1,250        Darlington County, (Nucor), (AMT),        $ 1,276,400
                  5.75%, 8/1/23(1)
     1,000        Darlington County, (Sonoco Products),       1,036,910
                  6.00%, 4/1/26
       260        Florence County, (Stone Container),           261,599
                  7.375%, 2/1/07
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Industrial Development Revenue (continued)
-----------------------------------------------------------------------
    $1,000        Georgetown County, (International         $   981,300
                  Paper), 5.70%, 10/1/21
       400        Puerto Rico Port Authority, (American          94,000
                  Airlines), (AMT), 6.25%, 6/1/26
     1,000        Richland County, (Union Camp), (AMT),       1,017,350
                  6.75%, 5/1/22
     1,500        Spartanburg County, Solid Waste,            1,639,335
                  (Bavarian Motor Works Corp.), (AMT),
                  7.55%, 11/1/24
     1,000        York County, (Hoechst Celanese), (AMT),       936,310
                  5.70%, 1/1/24
-----------------------------------------------------------------------
                                                            $ 7,243,204
-----------------------------------------------------------------------
Insured-Education -- 1.1%
-----------------------------------------------------------------------
    $  500        Puerto Rico Industrial, Tourist,          $   536,465
                  Educational, Medical and Environmental,
                  Residual Certificates, (MBIA), Variable
                  Rate, 7/1/33(2)(3)
-----------------------------------------------------------------------
                                                            $   536,465
-----------------------------------------------------------------------
Insured-Electric Utilities -- 10.3%
-----------------------------------------------------------------------
    $1,000        Piedmont Municipal Power Agency, (MBIA),  $   897,720
                  4.00%, 1/1/23
       195        Piedmont Municipal Power Agency, (MBIA),      199,758
                  6.30%, 1/1/14
     1,000        Puerto Rico Electric Power Authority,       1,012,620
                  (FSA), 4.75%, 7/1/24
     2,500        Puerto Rico Electric Power Authority,       1,339,225
                  (MBIA), 0.00%, 7/1/17
       500        South Carolina Public Service Authority,      509,325
                  (FSA), 5.125%, 1/1/37
     1,000        South Carolina Public Service Authority,    1,053,450
                  (FSA), 5.125%, 1/1/21
-----------------------------------------------------------------------
                                                            $ 5,012,098
-----------------------------------------------------------------------
Insured-General Obligations -- 3.2%
-----------------------------------------------------------------------
    $1,000        Lancaster County, School District,        $ 1,038,800
                  (FSA), 4.75%, 3/1/18
       500        Spartanburg, Sanitary Sewer District,         508,420
                  (MBIA), 5.00%, 3/1/26
-----------------------------------------------------------------------
                                                            $ 1,547,220
-----------------------------------------------------------------------
Insured-Hospital -- 8.5%
-----------------------------------------------------------------------
    $1,000        Greenville Hospital System, (AMBAC),      $ 1,011,300
                  5.00%, 5/1/31
     1,000        South Carolina Jobs Economic Development    1,034,340
                  Authority, (Baptist Hospital), (AMBAC),
                  5.45%, 8/1/15
     1,000        South Carolina Jobs Economic Development    1,068,670
                  Authority, (Baptist Hospital), (AMBAC),
                  Variable Rate, 8/1/15(4)

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Insured-Hospital (continued)
-----------------------------------------------------------------------
    $1,000        Spartanburg County, (Health Services      $ 1,027,090
                  District, Inc.), (FSA), 5.25%, 4/15/32
-----------------------------------------------------------------------
                                                            $ 4,141,400
-----------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.1%
-----------------------------------------------------------------------
    $  500        Charleston County, (Charleston Public     $   539,305
                  Facilities Corp.), (MBIA), 6.10%, 6/1/11
-----------------------------------------------------------------------
                                                            $   539,305
-----------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
-----------------------------------------------------------------------
    $  260        Puerto Rico Infrastructure Financing      $   279,932
                  Authority, (AMBAC), Variable Rate,
                  7/1/28(3)
-----------------------------------------------------------------------
                                                            $   279,932
-----------------------------------------------------------------------
Insured-Transportation -- 7.9%
-----------------------------------------------------------------------
    $  750        Puerto Rico Highway and Transportation    $   757,710
                  Authority, (FSA), 4.75%, 7/1/38
     1,000        Richland-Lexington, Airport District,       1,012,410
                  (Columbia Metropolitan Airport), (FSA),
                  5.00%, 1/1/31
       750        South Carolina Transportation                 768,502
                  Infrastructure, (AMBAC),
                  5.125%, 10/1/31
     1,250        South Carolina Transportation               1,300,325
                  Infrastructure, (AMBAC), 5.25%, 10/1/31
-----------------------------------------------------------------------
                                                            $ 3,838,947
-----------------------------------------------------------------------
Insured-Utilities -- 7.9%
-----------------------------------------------------------------------
    $2,000        Greer, Combined Utility System, (AMBAC),  $ 2,266,860
                  5.50%, 9/1/32
     1,500        South Carolina Jobs Economic Development    1,561,215
                  Authority, (South Carolina Electric and
                  Gas Co.), (AMBAC), 5.20%, 11/1/27
-----------------------------------------------------------------------
                                                            $ 3,828,075
-----------------------------------------------------------------------
Insured-Water and Sewer -- 6.8%
-----------------------------------------------------------------------
    $  750        Beaufort-Jasper, Water and Sewer          $   765,540
                  Authority, (FSA), 5.00%, 3/1/26
     1,000        Easley, (FSA), 5.00%, 12/1/27               1,020,600
     1,500        Grand Strand, Water and Sewer Authority,    1,531,665
                  (FSA), 5.00%, 6/1/26
-----------------------------------------------------------------------
                                                            $ 3,317,805
-----------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.6%
-----------------------------------------------------------------------
    $  750        Lexington County School District,         $   801,158
                  6.90%, 7/1/08
-----------------------------------------------------------------------
                                                            $   801,158
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Miscellaneous -- 1.0%
-----------------------------------------------------------------------
    $  500        Tobacco Settlement Management Authority,  $   490,510
                  6.00%, 5/15/22
-----------------------------------------------------------------------
                                                            $   490,510
-----------------------------------------------------------------------
Other Revenue -- 1.5%
-----------------------------------------------------------------------
    $  550        Puerto Rico Infrastructure Financing      $   704,094
                  Authority, Variable Rate, 10/1/32(2)(3)
-----------------------------------------------------------------------
                                                            $   704,094
-----------------------------------------------------------------------
Pooled Loans -- 2.2%
-----------------------------------------------------------------------
    $1,000        South Carolina Education Authority,       $ 1,045,440
                  Student Loan, (AMT), 6.30%, 9/1/08
-----------------------------------------------------------------------
                                                            $ 1,045,440
-----------------------------------------------------------------------
Transportation -- 0.9%
-----------------------------------------------------------------------
    $1,000        Connector 2000 Association Inc., Bridge   $   434,520
                  & Toll Road Revenue, (Southern
                  Connector), 5.25%, 1/1/23
-----------------------------------------------------------------------
                                                            $   434,520
-----------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $45,122,048)                            $47,540,384
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                      $ 1,009,061
-----------------------------------------------------------------------
Net Assets -- 100.0%                                        $48,549,445
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
 The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2003, 50.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.3% to 20.5% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003

                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $59,966,634        $41,357,601         $52,511,906        $62,173,586
   Unrealized appreciation           4,374,124          1,839,932           2,997,029          6,152,701
------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $64,340,758        $43,197,533         $55,508,935        $68,326,287
------------------------------------------------------------------------------------------------------------
Cash                               $   363,960        $    85,334         $ 1,802,453        $   606,943
Receivable for investments
   sold                                     --          1,010,000              15,000             70,000
Interest receivable                    786,717            610,914             771,370            880,227
Prepaid expenses                           132                 93                 123                133
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $65,491,567        $44,903,874         $58,097,881        $69,883,590
------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                       $        --        $        --         $ 1,560,017        $        --
Payable for daily variation
   margin on open financial
   futures contracts                    43,062             38,719              42,250             27,625
Payable for when-issued
   securities                               --            991,263                  --                 --
Payable to affiliate for
   Trustees' fees                           80                 80                  80                 80
Accrued expenses                        16,519             14,391              16,298             16,687
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $    59,661        $ 1,044,453         $ 1,618,645        $    44,392
------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $65,431,906        $43,859,421         $56,479,236        $69,839,198
------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $61,153,775        $42,093,866         $53,541,019        $63,747,812
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  4,278,131          1,765,555           2,938,217          6,091,386
------------------------------------------------------------------------------------------------------------
TOTAL                              $65,431,906        $43,859,421         $56,479,236        $69,839,198
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003

                                LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $27,412,570         $81,354,934         $52,431,474            $86,871,493
   Unrealized appreciation            1,757,595           1,913,504           4,798,984              6,301,964
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $29,170,165         $83,268,438         $57,230,458            $93,173,457
---------------------------------------------------------------------------------------------------------------------
Cash                                $        --         $        --         $ 1,496,624            $    53,122
Receivable for investments
   sold                                  30,732                  --           1,013,810                     --
Interest receivable                     404,850             925,943             622,641              1,016,081
Prepaid expenses                             66                 172                 114                    188
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $29,605,813         $84,194,553         $60,363,647            $94,242,848
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $        --         $        --         $   948,810            $        --
Payable for daily variation
   margin on open financial
   futures contracts                     34,125              26,000              45,500                 95,875
Demand note payable                     100,000             100,000                  --                     --
Due to bank                               3,624              14,473                  --                     --
Payable to affiliate for
   Trustees' fees                             7                 132                  22                    140
Accrued expenses                         15,704              16,924              17,247                 17,826
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $   153,460         $   157,529         $ 1,011,579            $   113,841
---------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $29,452,353         $84,037,024         $59,352,068            $94,129,007
---------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $27,773,322         $82,181,478         $54,616,420            $88,027,063
Net unrealized appreciation
   (computed on the basis of
   identified cost)                   1,679,031           1,855,546           4,735,648              6,101,944
---------------------------------------------------------------------------------------------------------------------
TOTAL                               $29,452,353         $84,037,024         $59,352,068            $94,129,007
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003

                                OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $80,599,567           $45,122,048             $44,904,774         $109,809,241
   Unrealized appreciation          2,571,355             2,418,336               3,421,808            7,512,036
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $83,170,922           $47,540,384             $48,326,582         $117,321,277
-------------------------------------------------------------------------------------------------------------------
Cash                              $        --           $   557,583             $   731,779         $    199,994
Receivable for investments
   sold                               110,000             1,020,000                      --              100,000
Interest receivable                 1,096,764               790,707                 588,062            1,615,217
Prepaid expenses                          170                   106                      94                  241
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $84,377,856           $49,908,780             $49,646,517         $119,236,729
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                      $        --           $ 1,291,114             $   491,017         $         --
Payable for daily variation
   margin on open financial
   futures contracts                   75,062                52,812                  22,750              145,437
Due to bank                            44,847                    --                      --                   --
Payable to affiliate for
   Trustees' fees                          23                   100                      --                  160
Accrued expenses                       17,970                15,309                  15,736               20,465
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $   137,902           $ 1,359,335             $   529,503         $    166,062
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                      $84,239,954           $48,549,445             $49,117,014         $119,070,667
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                    $81,812,793           $46,222,365             $45,726,874         $111,849,830
Net unrealized appreciation
   (computed on the basis of
   identified cost)                 2,427,161             2,327,080               3,390,140            7,220,837
-------------------------------------------------------------------------------------------------------------------
TOTAL                             $84,239,954           $48,549,445             $49,117,014         $119,070,667
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003

                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------
Interest                           $1,795,425          $1,229,938         $1,661,831         $ 1,917,906
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $1,795,425          $1,229,938         $1,661,831         $ 1,917,906
------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------
Investment adviser fee             $  103,622          $   54,602         $   84,130         $   113,521
Trustees fees and expenses              3,572                 972              3,572               3,572
Legal and accounting services           9,848               8,572              9,627               9,562
Custodian fee                          17,769              13,137             19,455              22,458
Miscellaneous                           2,238               2,716              2,323               2,506
------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  137,049          $   79,999         $  119,107         $   151,619
------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $       --          $       --         $    4,751         $     3,406
------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $       --          $       --         $    4,751         $     3,406
------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $  137,049          $   79,999         $  114,356         $   148,213
------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $1,658,376          $1,149,939         $1,547,475         $ 1,769,693
------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $  128,416          $  212,878         $ (328,274)        $(2,704,329)
   Financial futures contracts       (264,857)           (102,888)          (275,643)           (180,862)
------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ (136,441)         $  109,990         $ (603,917)        $(2,885,191)
------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $ (130,258)         $ (459,239)        $  575,200         $ 3,428,983
   Financial futures contracts        (47,875)            (74,377)           (30,620)            (27,349)
------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $ (178,133)         $ (533,616)        $  544,580         $ 3,401,634
------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS)                     $ (314,574)         $ (423,626)        $  (59,337)        $   516,443
------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $1,343,802          $  726,313         $1,488,138         $ 2,286,136
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003

                                LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                             $ 847,557           $2,308,736          $1,726,518             $2,619,687
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME              $ 847,557           $2,308,736          $1,726,518             $2,619,687
---------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------
Investment adviser fee               $  30,174           $  150,215          $   92,431             $  172,175
Trustees fees and expenses                 939                3,598               3,563                  3,603
Legal and accounting services            9,784               10,466              10,727                 10,563
Custodian fee                           11,188               19,346              19,858                 29,464
Miscellaneous                            2,424                2,976               3,687                  2,794
---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                       $  54,509           $  186,601          $  130,266             $  218,599
---------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee        $      --           $       --          $    3,352             $    4,929
---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS             $      --           $       --          $    3,352             $    4,929
---------------------------------------------------------------------------------------------------------------------

NET EXPENSES                         $  54,509           $  186,601          $  126,914             $  213,670
---------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                $ 793,048           $2,122,135          $1,599,604             $2,406,017
---------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)        $ 208,802           $  109,939          $   89,331             $  318,936
   Financial futures contracts        (210,276)            (139,290)           (265,928)              (660,869)
---------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                    $  (1,474)          $  (29,351)         $ (176,597)            $ (341,933)
---------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                    $  87,808           $  675,622          $  409,166             $ (339,942)
   Financial futures contracts         (43,382)             (33,427)            (38,668)               (89,448)
---------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)       $  44,426           $  642,195          $  370,498             $ (429,390)
---------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS)                       $  42,952           $  612,844          $  193,901             $ (771,323)
---------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                   $ 836,000           $2,734,979          $1,793,505             $1,634,694
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003

                                OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------
Interest                          $ 2,500,589            $1,370,257             $1,336,545          $ 3,389,164
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME           $ 2,500,589            $1,370,257             $1,336,545          $ 3,389,164
-------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------
Investment adviser fee            $   152,657            $   64,540             $   66,312          $   231,093
Trustees fees and expenses              3,555                   982                    939                4,731
Legal and accounting services          11,670                 8,623                  9,685               11,603
Custodian fee                          24,446                15,722                 16,506               33,692
Miscellaneous                           3,100                 2,971                  2,727                5,566
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                    $   195,428            $   92,838             $   96,169          $   286,685
-------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee     $     2,895            $       --             $    4,641          $        --
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS          $     2,895            $       --             $    4,641                   --
-------------------------------------------------------------------------------------------------------------------

NET EXPENSES                      $   192,533            $   92,838             $   91,528          $   286,685
-------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME             $ 2,308,056            $1,277,419             $1,245,017          $ 3,102,479
-------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)     $  (112,942)           $  118,740             $   47,674          $   740,846
   Financial futures contracts       (203,856)             (220,401)              (176,029)          (1,043,873)
-------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                 $  (316,798)           $ (101,661)            $ (128,355)         $  (303,027)
-------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                 $(1,004,750)           $  (33,574)            $  430,409          $    99,765
   Financial futures contracts       (144,194)              (58,148)               (11,405)            (116,546)
-------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)    $(1,148,944)           $  (91,722)            $  419,004          $   (16,781)
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS)                    $(1,465,742)           $ (193,383)            $  290,649          $  (319,808)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                $   842,314            $1,084,036             $1,535,666          $ 2,782,671
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003

INCREASE (DECREASE) IN NET ASSETS  ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 1,658,376        $ 1,149,939         $ 1,547,475        $ 1,769,693
   Net realized gain (loss)              (136,441)           109,990            (603,917)        (2,885,191)
   Net change in unrealized
      appreciation (depreciation)        (178,133)          (533,616)            544,580          3,401,634
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 1,343,802        $   726,313         $ 1,488,138        $ 2,286,136
---------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 4,161,783        $ 2,131,711         $ 3,589,929        $ 3,336,421
   Withdrawals                         (4,548,445)        (2,258,624)         (4,929,123)        (5,292,428)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $  (386,662)       $  (126,913)        $(1,339,194)       $(1,956,007)
---------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS            $   957,140        $   599,400         $   148,944        $   330,129
---------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of period                $64,474,766        $43,260,021         $56,330,292        $69,509,069
---------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $65,431,906        $43,859,421         $56,479,236        $69,839,198
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003

  INCREASE (DECREASE) IN NET ASSETS  LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income               $   793,048         $ 2,122,135         $ 1,599,604            $ 2,406,017
     Net realized loss                        (1,474)            (29,351)           (176,597)              (341,933)
     Net change in unrealized
        appreciation (depreciation)           44,426             642,195             370,498               (429,390)
  ------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                          $   836,000         $ 2,734,979         $ 1,793,505            $ 1,634,694
  ------------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                       $ 1,074,385         $ 5,645,322         $ 3,609,718            $ 4,276,586
     Withdrawals                          (1,846,999)         (9,758,812)         (4,799,484)            (7,601,157)
  ------------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS                $  (772,614)        $(4,113,490)        $(1,189,766)           $(3,324,571)
  ------------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                              $    63,386         $(1,378,511)        $   603,739            $(1,689,877)
  ------------------------------------------------------------------------------------------------------------------------

  Net Assets
  ------------------------------------------------------------------------------------------------------------------------
  At beginning of period                 $29,388,967         $85,415,535         $58,748,329            $95,818,884
  ------------------------------------------------------------------------------------------------------------------------
  AT END OF PERIOD                       $29,452,353         $84,037,024         $59,352,068            $94,129,007
  ------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003

INCREASE (DECREASE) IN NET ASSETS  OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $ 2,308,056           $ 1,277,419             $ 1,245,017         $  3,102,479
   Net realized loss                    (316,798)             (101,661)               (128,355)            (303,027)
   Net change in unrealized
      appreciation (depreciation)     (1,148,944)              (91,722)                419,004              (16,781)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $   842,314           $ 1,084,036             $ 1,535,666         $  2,782,671
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $ 5,928,682           $ 4,643,972             $ 3,778,977         $  4,244,087
   Withdrawals                        (6,145,122)           (3,884,105)             (4,054,676)          (7,605,558)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $  (216,440)          $   759,867             $  (275,699)        $ (3,361,471)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $   625,874           $ 1,843,903             $ 1,259,967         $   (578,800)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period               $83,614,080           $46,705,542             $47,857,047         $119,649,467
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                     $84,239,954           $48,549,445             $49,117,014         $119,070,667
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 3,272,765        $ 2,245,811        $  3,343,135        $  3,850,104
   Net realized gain (loss)              (631,672)           602,730             367,293            (156,918)
   Net change in unrealized
      appreciation (depreciation)         347,603           (501,713)           (974,424)           (736,198)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 2,988,696        $ 2,346,828        $  2,736,004        $  2,956,988
---------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 6,809,501        $ 4,582,385        $  4,309,009        $  4,107,303
   Withdrawals                         (9,594,679)        (6,331,168)        (14,387,224)        (17,376,284)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(2,785,178)       $(1,748,783)       $(10,078,215)       $(13,268,981)
---------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $   203,518        $   598,045        $ (7,342,211)       $(10,311,993)
---------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of year                  $64,271,248        $42,661,976        $ 63,672,503        $ 79,821,062
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $64,474,766        $43,260,021        $ 56,330,292        $ 69,509,069
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

  INCREASE (DECREASE) IN NET ASSETS  LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income               $ 1,587,954         $  4,280,034        $ 3,185,904            $  5,076,726
     Net realized gain (loss)                 (9,056)              29,738           (131,873)                630,398
     Net change in unrealized
        appreciation (depreciation)         (162,433)               7,301           (122,874)             (1,639,536)
  ------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                          $ 1,416,465         $  4,317,073        $ 2,931,157            $  4,067,588
  ------------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                       $ 3,366,902         $ 12,850,221        $ 6,471,395            $  7,401,642
     Withdrawals                          (4,549,359)         (14,548,820)        (8,202,615)            (16,674,894)
  ------------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS                $(1,182,457)        $ (1,698,599)       $(1,731,220)           $ (9,273,252)
  ------------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                              $   234,008         $  2,618,474        $ 1,199,937            $ (5,205,664)
  ------------------------------------------------------------------------------------------------------------------------

  Net Assets
  ------------------------------------------------------------------------------------------------------------------------
  At beginning of year                   $29,154,959         $ 82,797,061        $57,548,392            $101,024,548
  ------------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                         $29,388,967         $ 85,415,535        $58,748,329            $ 95,818,884
  ------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  4,496,689          $ 2,286,247             $ 2,469,992         $  6,330,915
   Net realized gain (loss)               970,187             (184,633)                 42,386              594,776
   Net change in unrealized
      appreciation (depreciation)      (1,264,734)               8,493                 (77,276)          (2,029,896)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  4,202,142          $ 2,110,107             $ 2,435,102         $  4,895,795
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  9,273,139          $10,460,995             $ 5,681,377         $ 10,163,485
   Withdrawals                        (13,812,339)          (5,687,013)             (7,628,407)         (17,512,878)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $ (4,539,200)         $ 4,773,982             $(1,947,030)        $ (7,349,393)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $   (337,058)         $ 6,884,089             $   488,072         $ (2,453,598)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 83,951,138          $39,821,453             $47,368,975         $122,103,065
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 83,614,080          $46,705,542             $47,857,047         $119,649,467
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 ALABAMA PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------
                                  (UNAUDITED)            2002(1)        2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.43%(2)          0.45%        0.46%       0.49%       0.46%       0.49%
   Expenses after custodian
      fee reduction                       0.43%(2)          0.44%        0.44%       0.48%       0.45%       0.47%
   Net investment income                  5.17%(2)          5.21%        5.31%       5.57%       5.18%       5.21%
Portfolio Turnover                           4%               25%          14%          8%         23%         23%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           5.88%             4.86%          --          --          --          --
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $65,432           $64,475      $64,271     $66,653     $82,141     $94,777
------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.20% to 5.21%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 ARKANSAS PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------
                                  (UNAUDITED)            2002(1)        2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.37%(2)          0.40%        0.39%       0.46%       0.45%       0.44%
   Expenses after custodian
      fee reduction                       0.37%(2)          0.39%        0.37%       0.45%       0.43%       0.43%
   Net investment income                  5.35%(2)          5.38%        5.48%       5.65%       5.25%       5.22%
Portfolio Turnover                          10%               23%           9%         14%         24%         13%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           6.14%             5.83%          --          --          --          --
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $43,859           $43,260      $42,662     $42,233     $50,491     $56,255
------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.38%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 GEORGIA PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------
                                  (UNAUDITED)            2002(1)        2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.43%(2)          0.46%        0.45%       0.49%       0.46%       0.48%
   Expenses after custodian
      fee reduction                       0.41%(2)          0.45%        0.42%       0.47%       0.42%       0.47%
   Net investment income                  5.61%(2)          5.55%        5.47%       5.69%       5.31%       5.29%
Portfolio Turnover                           7%               18%           8%         13%         38%         19%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           6.88%             4.82%          --          --          --          --
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $56,479           $56,330      $63,673     $63,067     $71,220     $87,251
------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.54% to 5.55%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 KENTUCKY PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    ------------------------------------------------------------
                                  (UNAUDITED)            2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.44%(2)          0.45%        0.48%       0.52%       0.49%        0.49%
   Expenses after custodian
      fee reduction                       0.43%(2)          0.44%        0.44%       0.50%       0.47%        0.48%
   Net investment income                  5.18%(2)          5.25%        5.17%       5.75%       5.36%        5.38%
Portfolio Turnover                           6%                5%          15%         11%         11%          15%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.17%             4.39%          --          --          --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $69,839           $69,509      $79,821     $81,708     $97,762     $112,635
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.23% to 5.25%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                LOUISIANA PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------
                                  (UNAUDITED)            2002(1)        2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.37%(2)          0.40%        0.43%       0.39%       0.37%       0.39%
   Expenses after custodian
      fee reduction                       0.37%(2)          0.38%        0.40%       0.35%       0.34%       0.34%
   Net investment income                  5.44%(2)          5.43%        5.28%       5.63%       5.16%       5.25%
Portfolio Turnover                           6%               25%          14%         14%         20%         43%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           6.72%             5.02%          --          --          --          --
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $29,452           $29,389      $29,155     $28,441     $32,668     $36,510
------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.28% to 5.43%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MARYLAND PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    ------------------------------------------------------------
                                  (UNAUDITED)            2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.44%(2)          0.48%        0.47%       0.51%       0.49%        0.48%
   Expenses after custodian
      fee reduction                       0.44%(2)          0.46%        0.42%       0.49%       0.46%        0.44%
   Net investment income                  5.01%(2)          5.12%        5.30%       5.18%       5.05%        5.11%
Portfolio Turnover                           3%               25%          18%          9%         31%          30%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.18%             5.17%          --          --          --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $84,037           $85,416      $82,797     $81,676     $95,223     $105,152
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MISSOURI PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------
                                  (UNAUDITED)            2002(1)        2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.44%(2)          0.44%        0.45%       0.49%       0.46%       0.47%
   Expenses after custodian
      fee reduction                       0.43%(2)          0.43%        0.43%       0.48%       0.44%       0.45%
   Net investment income                  5.46%(2)          5.60%        5.65%       5.80%       5.28%       5.31%
Portfolio Turnover                          11%                8%           8%          8%         21%         11%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.74%             5.24%          --          --          --          --
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $59,352           $58,748      $57,548     $58,927     $68,264     $74,398
------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.59% to 5.60%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                NORTH CAROLINA PORTFOLIO
                                  ------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    ---------------------------------------------------------------
                                  (UNAUDITED)            2002(1)        2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.47%(2)          0.48%         0.49%        0.52%        0.50%        0.51%
   Expenses after custodian
      fee reduction                       0.46%(2)          0.48%         0.46%        0.49%        0.49%        0.48%
   Net investment income                  5.15%(2)          5.28%         5.34%        5.66%        5.24%        5.31%
Portfolio Turnover                           9%               21%           28%          17%           3%          26%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           5.53%             4.43%           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $94,129           $95,819      $101,025     $110,493     $129,330     $152,930
----------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.27% to 5.28%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  OREGON PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    ------------------------------------------------------------
                                  (UNAUDITED)            2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.47%(2)          0.46%        0.48%       0.51%       0.48%        0.48%
   Expenses after custodian
      fee reduction                       0.46%(2)          0.45%        0.47%       0.50%       0.47%        0.48%
   Net investment income                  5.52%(2)          5.46%        5.45%       5.63%       5.27%        5.28%
Portfolio Turnover                           6%               21%          13%         25%         35%           9%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           4.78%             5.28%          --          --          --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $84,240           $83,614      $83,951     $83,712     $94,317     $103,755
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.43% to 5.46%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              SOUTH CAROLINA PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------
                                  (UNAUDITED)            2002(1)        2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.39%(2)          0.40%        0.39%       0.44%       0.43%       0.44%
   Expenses after custodian
      fee reduction                       0.39%(2)          0.38%        0.34%       0.42%       0.40%       0.43%
   Net investment income                  5.42%(2)          5.49%        5.56%       5.77%       5.33%       5.37%
Portfolio Turnover                           7%               15%          21%         12%         26%         21%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           5.96%             5.07%          --          --          --          --
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $48,549           $46,706      $39,821     $35,070     $44,833     $50,117
------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.46% to 5.49%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                TENNESSEE PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------
                                  (UNAUDITED)            2002(1)        2001        2000        1999        1998
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.40%(2)          0.40%        0.41%       0.44%       0.42%       0.44%
   Expenses after custodian
      fee reduction                       0.38%(2)          0.38%        0.37%       0.42%       0.41%       0.42%
   Net investment income                  5.16%(2)          5.27%        5.39%       5.61%       5.23%       5.20%
Portfolio Turnover                           7%               19%          11%          9%         13%         21%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.44%             5.38%          --          --          --          --
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $49,117           $47,857      $47,369     $45,015     $49,407     $53,709
------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   VIRGINIA PORTFOLIO
                                  ------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    ---------------------------------------------------------------
                                  (UNAUDITED)            2002(1)        2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.49%(2)          0.49%         0.49%        0.54%        0.50%        0.52%
   Expenses after custodian
      fee reduction                       0.49%(2)          0.49%         0.47%        0.53%        0.48%        0.50%
   Net investment income                  5.27%(2)          5.31%         5.28%        5.61%        5.26%        5.27%
Portfolio Turnover                           9%               33%           39%          23%          17%           8%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           5.40%             4.25%           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $119,071          $119,649      $122,103     $115,776     $137,624     $151,257
----------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.30% to 5.31%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At February 28, 2003, Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolios make semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Interim Financial Statements -- The interim financial statements relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 28, 2003, the Portfolios paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Alabama                                   $103,622            0.32%
    Arkansas                                    54,602            0.25%
    Georgia                                     84,130            0.30%
    Kentucky                                   113,521            0.33%
    Louisiana                                   30,174            0.21%
    Maryland                                   150,215            0.35%
    Missouri                                    92,431            0.32%
    North Carolina                             172,175            0.37%
    Oregon                                     152,657            0.36%
    South Carolina                              64,540            0.27%
    Tennessee                                   66,312            0.27%
    Virginia                                   231,093            0.39%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2003, no significant amounts have been deferred.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 28, 2003, were as follows:

    ALABAMA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,219,776
    Sales                                       2,421,107

    ARKANSAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,647,199
    Sales                                       4,318,215

    GEORGIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,685,194
    Sales                                       3,716,738
    KENTUCKY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,237,170
    Sales                                       4,807,839
    LOUISIANA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,728,298
    Sales                                       2,391,922

    MARYLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,194,419
    Sales                                       2,714,316

    MISSOURI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 6,298,830
    Sales                                       7,562,860

    NORTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,711,084
    Sales                                       9,728,180

    OREGON PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 6,955,503
    Sales                                       4,711,076

    SOUTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,485,410
    Sales                                       3,449,125

    TENNESSEE PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,525,075
    Sales                                       3,475,003

    VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $10,149,900
    Sales                                      11,865,545

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 28, 2003, as computed on a federal income tax basis, are as follows:

    ALABAMA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 59,957,741
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,302,424
    Gross unrealized depreciation                 (919,407)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,383,017
    ------------------------------------------------------

    ARKANSAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 41,344,193
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,923,223
    Gross unrealized depreciation               (1,069,883)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,853,340
    ------------------------------------------------------

    GEORGIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 52,442,776
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,105,363
    Gross unrealized depreciation               (2,039,204)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,066,159
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    KENTUCKY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 62,135,329
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,425,566
    Gross unrealized depreciation                 (234,608)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,190,958
    ------------------------------------------------------

    LOUISIANA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 27,201,653
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,077,925
    Gross unrealized depreciation                 (109,413)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,968,512
    ------------------------------------------------------

    MARYLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 81,337,343
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,297,015
    Gross unrealized depreciation               (3,365,920)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,931,095
    ------------------------------------------------------

    MISSOURI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 52,412,965
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,272,611
    Gross unrealized depreciation                 (455,118)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,817,493
    ------------------------------------------------------

    NORTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 86,814,004
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,901,166
    Gross unrealized depreciation               (2,541,713)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,359,453
    ------------------------------------------------------

    OREGON PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 80,534,740
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,905,061
    Gross unrealized depreciation               (2,268,879)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,636,182
    ------------------------------------------------------

    SOUTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 45,055,614
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,251,868
    Gross unrealized depreciation                 (767,098)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,484,770
    ------------------------------------------------------

    TENNESSEE PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 44,902,871
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,637,670
    Gross unrealized depreciation                 (213,959)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,423,711
    ------------------------------------------------------

    VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $109,782,123
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,173,208
    Gross unrealized depreciation               (1,634,054)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  7,539,154
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At
   February 28, 2003, the Louisiana Portfolio and the Maryland Portfolio had a balance outstanding pursuant to this line of credit of $100,000 and 100,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended February 28, 2003.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations held under these financial instruments at February 28, 2003, is as follows:

                                              FUTURES CONTRACTS
 -----------------------------------------------------------------------------------------------------------
                       EXPIRATION                                                            NET UNREALIZED
 PORTFOLIO             DATE         CONTRACTS                                 POSITION       DEPRECIATION
 -----------------------------------------------------------------------------------------------------------
 Alabama               6/03         53 U.S. Treasury Bond                     Short          $    (95,993)
 -----------------------------------------------------------------------------------------------------------
 Arkansas              6/03         30 U.S. Treasury Bond                     Short          $    (46,813)
                       6/03         34 U.S. Treasury Note                     Short          $    (27,564)
 -----------------------------------------------------------------------------------------------------------
 Georgia               6/03         52 U.S. Treasury Bond                     Short          $    (58,812)
 -----------------------------------------------------------------------------------------------------------
 Kentucky              6/03         34 U.S. Treasury Bond                     Short          $    (61,315)
 -----------------------------------------------------------------------------------------------------------
 Louisiana             3/03         14 U.S. Treasury Bond                     Short          $    (46,896)
                       6/03         28 U.S. Treasury Bond                     Short          $    (31,668)
 -----------------------------------------------------------------------------------------------------------
 Maryland              6/03         32 U.S. Treasury Bond                     Short          $    (57,958)
 -----------------------------------------------------------------------------------------------------------
 Missouri              6/03         56 U.S. Treasury Bond                     Short          $    (63,336)
 -----------------------------------------------------------------------------------------------------------
 North Carolina        3/03         30 U.S. Treasury Bond                     Short          $   (100,492)
                       6/03         88 U.S. Treasury Bond                     Short          $    (99,528)
 -----------------------------------------------------------------------------------------------------------
 Oregon                6/03         55 U.S. Treasury Bond                     Short          $    (85,824)
                       6/03         72 U.S. Treasury Note                     Short          $    (58,370)
 -----------------------------------------------------------------------------------------------------------
 South Carolina        6/03         65 U.S. Treasury Bond                     Short          $    (91,256)
 -----------------------------------------------------------------------------------------------------------
 Tennessee             6/03         28 U.S. Treasury Bond                     Short          $    (31,668)
 -----------------------------------------------------------------------------------------------------------
 Virginia              3/03         40 U.S. Treasury Bond                     Short          $   (133,990)
                       6/03         139 U.S. Treasury Bond                    Short          $   (157,209)

   At February 28, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2003

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Alabama, Kentucky, and Maryland Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of Georgia, Missouri,
and Tennessee Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio Manager
of Louisiana, North Carolina and Virginia Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager
of Arkansas and Oregon Municipals Portfolios

Kristin S. Anagnost
Treasurer of Louisiana, Missouri, Oregon and Tennessee Municipals Portfolios

Barbara E. Campbell
Treasurer of Alabama, Arkansas, Georgia,
Kentucky, Maryland, North Carolina, South
Carolina and Virginia Municipals Portfolios

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant